Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2022
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit - Schedule of Incentive Distributions Made To General Partners Or Unitholders By Distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

Cash Distributions and Earnings per Unit - Distributions for all quarters

Date	Authorized Quarterly Cash Distribution for the three months ended	Date of record of Common and General Partnership unit Unitholders	Payment of Distribution	$/ Unit	Amount of the declared distribution
January 2020	December 31, 2019	February 11, 2020	February 13, 2020	$0.30	$3,365
April 2020	March 31, 2020	May 11, 2020	May 14, 2020	$0.30	$3,366
July 2020	June 30, 2020	August 10, 2020	August 13, 2020	$0.05	$562
October 2020	September 30, 2020	November 9, 2020	November 13, 2020	$0.05	$579
January 2021	December 31,2020	February 9, 2021	February 12, 2021	$0.05	$579
April 2021	March 31, 2021	May 11, 2021	May 14, 2021	$0.05	$1,127
July 2021	June 30, 2021	August 9, 2021	August 12, 2021	$0.05	$1,368
October 2021	September 30, 2021	November 8, 2021	November 12, 2021	$0.05	$1,541
January 2022	December 31,2021	February 9, 2022	February 11, 2022	$0.05	$1,541
April 2022	March 31, 2022	May 9, 2022	May 12, 2022	$0.05	$1,541
July 2022	June 30, 2022	August 9, 2022	August 12, 2022	$0.05	$1,541
October 2022	September 30, 2022	November 8, 2022	November 10, 2022	$0.05	$1,540
January 2023	December 31, 2022	February 10, 2023	February 14, 2023	$0.05	$1,540

Cash Distributions and Earnings per Unit - Schedule of earnings per unit, Basic and Diluted

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net income / (loss) attributable to Navios Partners’ unitholders	$579,247	$516,186	$(68,541)
Income / (loss) attributable to:
Common unitholders	$567,662	$505,862	$(67,173)
Weighted average units outstanding basic
Common unitholders	30,155,148	22,620,324	10,966,518
Earnings/ (losses) per unit basic:
Common unitholders	$18.82	$22.36	$(6.13)
Weighted average units outstanding diluted
Common unitholders	30,156,149	22,663,240	10,966,518
Earnings/ (losses) per unit diluted:
Common unitholders	$18.82	$22.32	$(6.13)
Earnings per unit distributed basic:
Common unitholders	$0.20	$0.20	$0.45
Earnings per unit distributed diluted:
Common unitholders	$0.20	$0.20	$0.45
Earnings/ (losses per unit) - undistributed basic:
Common unitholders	$18.62	$22.16	$(6.58)
Earnings/ (losses) per unit undistributed diluted
Common unitholders	$18.62	$22.12	$(6.58)